Property, Plant and Equipment - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	kr 366	kr 350
Impairment losses	600	2,200
CANADA | ICT Center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses		1,200
Networks [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	300	1,000
Digital services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	200	700
Managed services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	0	100
All other segments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	kr 0	kr 400